Leases (Details) - Schedule of operating lease expense - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Schedule of operating lease expense [Abstract]
Operating lease cost	$ 945	$ 2,052
Variable lease cost	25	51
Short-term lease cost	57	114
Operating cash flows from operating leases	970	1,945
Right-of-use assets obtained in exchange for new operating lease liabilities		$ 9,459